Organization and Nature of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (470,081)	$ (431,550)
Net loss	(38,531)	(28,354)	$ (99,574)
Cash and cash equivalents	56,709	174,422
Marketable securities	$ 232,413	$ 146,902